FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

               Report for the Calendar Year or Quarter Ended: December 31, 2000

               Check here if Amendment [ ]: Amendment Number:

                          This Amendment (Check only one.):

                                   [ ] is a restatement

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Stephen A. Feinberg
                     -----------------------------------------------------------

Address:             450 Park Avenue, 28th Floor
                     -----------------------------------------------------------
                     New York, NY 10022
                     -----------------------------------------------------------

                     -----------------------------------------------------------

Form 13F File Number: 28-06882
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:                   Stephen A. Feinberg
                        --------------------------------------------------------
Title:                  Investment Manager
                        --------------------------------------------------------
Phone:                  (212) 421-2600
                        --------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Stephen Feinberg
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[Signature]
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New York, NY
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[City, State]
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02/14/01
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[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager, [If there are no entries in this list, omit this section.]

Form 13F File Number 28-6286
                     -----------------------------------------------------------
Name                 J. Ezra Merkin*
                     -----------------------------------------------------------

                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:           0*

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Form 13F Information Table Entry Total:      21

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Form 13F Information Table Value Total:
   $142,794   (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.      0*
         -----------------------------------------------------------------------

Form 13F File Number 28-6286
                     -----------------------------------------------------------

Name                 J. Ezra Merkin*
                     -----------------------------------------------------------


______________
* Mr. Stephen A. Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.


    Column 1                       Column 2    Column 3  Column 4           Column 5        Column 6   Column 7         Column 8
 Name of Issuer                Title of Class   CUSIP     Value   Shares or SH/PRN Put/Call Investment  Other       Voting Authority
                                                        (x$1000)  Prin. Amt.                Discretion Managers Sole  Shared   None

AMERICAN SKIING COMPANY        COMMON STOCK   029654308  $ 1,606  1,352,800   SH              SOLE       N/A     X
ARCH WIRELESS INC.             COMMON STOCK   039392105  $   218    349,516   SH              SOLE       N/A     X
BIOSPHERE MEDICAL, INC.        COMMON STOCK   09066V103  $ 2,017    171,668   SH              SOLE       N/A     X
CALIFORNIA COASTAL CMNTYS INC. COMMON STOCK   129915203  $   700    127,209   SH              SOLE       N/A     X
CONDUCTUS INC.                 COMMON STOCK   206784100  $   844    168,800   SH              SOLE       N/A     X
CRONOS GROUP N.V.              ORD            L20708100  $ 1,436    287,200   SH              SOLE       N/A     X
FIRST UN REAL EST EQ&MTG INVTS SH BEN INT     337400105  $ 4,412  1,764,699   SH              SOLE       N/A     X
FIRST UN REAL EST EQ&MTG INVTS PFD CONV SER A 337400303  $   614     30,500   SH              SOLE       N/A     X
HEALTHAXIS, INC.               COMMON STOCK   42219D100  $   125     86,656   SH              SOLE       N/A     X
I-STAT CORP.                   COMMON STOCK   450312103  $45,593  1,919,702   SH              SOLE       N/A     X
IBERIABANK CORP.               COMMON STOCK   450828108  $ 2,406    110,600   SH              SOLE       N/A     X
IMPERIAL PKG CORP.             COMMON STOCK   453077109  $ 1,168     69,748   SH              SOLE       N/A     X
MTR GAMING GROUP, INC.         COMMON STOCK   553769100  $   216     35,922   SH              SOLE       N/A     X
NUCENTRIX BROADBAND NETWORKS   COMMON STOCK   670198100  $15,390  1,338,266   SH              SOLE       N/A     X
PENN TRAFFIC CO NEW            COMMON NEW     707832200  $   897    179,400   SH              SOLE       N/A     X
REUNION INDS INC.              COMMON STOCK   761312107  $    93     67,303   SH              SOLE       N/A     X
SCIENT CORP.                   COMMON STOCK   80864H109  $ 3,088    950,000   SH              SOLE       N/A     X
SOLUTIA INC.                   COMMON STOCK   834376105  $   120     10,000   SH              SOLE       N/A     X
SPEEDUS.COM                    COMMON STOCK   847723103  $    43     21,548   SH              SOLE       N/A     X
TRANS WORLD ENTMT CORP.        COMMON STOCK   89336Q100  $61,412  6,871,281   SH              SOLE       N/A     X
VITRAN INC.                    COMMON STOCK   92850E107  $   396    117,200   SH              SOLE       N/A     X
